Commitments and Contingencies	24 Months Ended
Oct. 31, 2012
Commitments and Contingencies

14. Commitments and Contingencies

Guarantees

We occasionally provide guarantees that could obligate us to make future payments if the primary entity fails to perform under its contractual obligations. We have recognized liabilities for some of these guarantees in our Consolidated Balance Sheets as they meet the recognition and measurement provisions of U.S. GAAP. In addition to the liabilities that have been recognized, we are contingently liable for other potential losses under various guarantees. We do not believe that claims that may be made under such guarantees would have a material effect on our financial condition, results of operations, or cash flows.

In March 2010, we entered into a three-year operating agreement (with one-year automatic extensions and subject to early termination provisions) with GE Capital Corporation and GE Capital Commercial, Inc. (collectively “GE”) (the “GE Operating Agreement”). Under the terms of the GE Operating Agreement, GE became our preferred source of retail customer financing for equipment offered by us and our dealers in the U.S. We provide GE a loss sharing arrangement for certain credit losses. The primary features of the loss sharing arrangement include us reimbursing GE for credit losses in excess of the first 10% of the original value of a financed contract. The Company’s exposure to loss is mitigated since receivables financed under the GE Operating Agreement are secured by the financed equipment. We do not carry the receivables financed under the GE Operating Agreement on our Consolidated Balance Sheets. There were $1.2 billion and $723 million of outstanding finance receivables as of October 31, 2012 and October 31, 2011, respectively, financed through the operating agreement and subject to the loss sharing arrangement. The related originations of these outstanding finance receivables were $1.6 billion and $818 million as of October 31, 2012 and October 31, 2011, respectively.

Based on our historic experience of losses on similar finance receivables and GE’s first loss position, we do not believe our share of losses related to balances currently outstanding will be material. Historically, our losses, representing the entire loss amount, on similar finance receivables, measured as a percentage of the average balance of the related finance receivable, ranged from 0.3% to 2.1%. While under limited circumstances NFC retains the rights to originate retail customer financing, we expect retail finance receivables and retail finance revenues will decline as our retail portfolio pays down.

For certain independent dealers’ wholesale inventory financed by third-party banks or finance companies, we provide limited repurchase agreements to the respective financing institution. The amount of losses related to these arrangements has not been material to our Consolidated Statements of Operations or Consolidated Statements of Cash Flows and the value of the guarantees and accruals recorded are not material to our Consolidated Balance Sheets.

We also have issued limited residual value guarantees in connection with various leases primarily financed by our financial services operations. The amounts of the guarantees are estimated and recorded. Our guarantees are contingent upon the fair value of the leased assets at the end of the lease term. The amount of losses related to these arrangements has not been material to our Consolidated Statements of Operations or Consolidated Statements of Cash Flows and the value of the guarantees and accruals recorded are not material to our Consolidated Balance Sheets.

We obtain certain stand-by letters of credit and surety bonds from third-party financial institutions in the ordinary course of business when required under contracts or to satisfy insurance-related requirements. The amount of available stand-by letters of credit and surety bonds was $69 million at October 31, 2012.

We extend credit commitments to certain truck fleet customers, which allow them to purchase parts and services from participating dealers. The participating dealers receive accelerated payments from us with the result that we carry the receivables and absorb the credit risk related to these customers. At October 31, 2012, we have $34 million of unused credit commitments outstanding under this program.

In addition, as of October 31, 2012, we have entered into various purchase commitments of $65 million and contracts that have cancellation fees of $49 million with various expiration dates through 2018.

In the ordinary course of business, we also provide routine indemnifications and other guarantees, the terms of which range in duration and often are not explicitly defined. We do not believe these will result in claims that would have a material impact on our financial condition, results of operations, or cash flows.

The terms of the Ford/Navistar Settlement Agreement (as defined and described below) of January 9, 2009 require us to indemnify Ford with respect to intellectual property infringement claims, if any, that are brought against Ford or others that use the 6.0 liter or 6.4 liter engines on behalf of Ford. The maximum amount of future payments that we could potentially be required to pay under the indemnification would depend on the magnitude of potential infringement claims and the associated damages and cannot currently be determined. For more information, see 6.0 Liter Diesel Engine Litigation and Kruse vs. Ford, below.

Environmental Liabilities

We have been named a potentially responsible party (“PRP”), in conjunction with other parties, in a number of cases arising under an environmental protection law, the Comprehensive Environmental Response, Compensation, and Liability Act, popularly known as the “Superfund” law. These cases involve sites that allegedly received wastes from current or former Company locations. Based on information available to us which, in most cases, consists of data related to quantities and characteristics of material generated at current or former Company locations, material allegedly shipped by us to these disposal sites, as well as cost estimates from PRPs and/or federal or state regulatory agencies for the cleanup of these sites, a reasonable estimate is calculated of our share, if any, of the probable costs and accruals are recorded in our consolidated financial statements. These accruals are generally recognized no later than completion of the remedial feasibility study and are not discounted to their present value. We review all accruals on a regular basis and believe that, based on these calculations, our share of the potential additional costs for the cleanup of each site will not have a material effect on our financial condition, results of operations, or cash flows.

Three sites formerly owned by us; (i) Solar Turbines in San Diego, California, (ii) the Canton Plant in Canton, Illinois, and (iii) Wisconsin Steel in Chicago, Illinois; were identified as having soil and groundwater contamination. Two sites in Sao Paulo, Brazil, where we are currently operating, were identified as having soil and groundwater contamination. While investigations and cleanup activities continue at these and other sites, we believe that we have adequate accruals to cover costs to complete the cleanup of all sites.

We have accrued $21 million for these and other environmental matters, which are included within Other current liabilities and Other noncurrent liabilities, as of October 31, 2012. The majority of these accrued liabilities are expected to be paid subsequent to 2013.

Along with other vehicle manufacturers, we have been subject to an increased number of asbestos-related claims in recent years. In general, these claims relate to illnesses alleged to have resulted from asbestos exposure from component parts found in older vehicles, although some cases relate to the alleged presence of asbestos in our facilities. In these claims, we are not the sole defendant, and the claims name as defendants numerous manufacturers and suppliers of a wide variety of products allegedly containing asbestos. We have strongly disputed these claims, and it has been our policy to defend against them vigorously. Historically, the actual damages paid out to claimants have not been material in any year to our financial condition, results of operations, or cash flows. It is possible that the number of these claims will continue to grow, and that the costs for resolving asbestos related claims could become significant in the future.

Legal Proceedings

Overview

We are subject to various claims arising in the ordinary course of business, and are party to various legal proceedings that constitute ordinary, routine litigation incidental to our business. The majority of these claims and proceedings relate to commercial, product liability, and warranty matters. In addition, from time to time we are subject to various claims and legal proceedings related to employee compensation, benefits, and benefits administration including, but not limited to, compliance with the Employee Retirement Income Security Act of 1974, as amended, and Department of Labor requirements. In our opinion, apart from the actions set forth below, the disposition of these proceedings and claims, after taking into account recorded accruals and the availability and limits of our insurance coverage, will not have a material adverse effect on our business or our financial condition, results of operations, or cash flows.

Retiree Health Care Litigation

In April 2010, the UAW and others (“Plaintiffs”) filed a “Motion of Plaintiffs Art Shy, UAW, et al for an Injunction to Compel Compliance with the 1993 Settlement Agreement” (the “Shy Motion”) in the U.S. District Court for the Southern District of Ohio (the “Court”) relating to a 1993 settlement agreement concerning postretirement healthcare obligations (the “1993 Settlement Agreement”). The Shy Motion sought to enjoin the Company from implementing an administrative change relating to prescription drug benefits under a healthcare plan for Medicare-eligible retirees (the “Part D Change”). Specifically, Plaintiffs claimed that the Part D Change violated the terms of the 1993 Settlement Agreement previously approved by the Court. That 1993 Settlement Agreement resolved a class action originally filed in 1992 regarding the restructuring of the Company’s then applicable retiree health care and life insurance benefits. In May 2010, the Company filed its Opposition to the Shy Motion.

The Part D Change was effective July 1, 2010, and made the Company’s prescription drug coverage for post-65 retirees (“Plan 2 Retirees”) supplemental to the coverage provided by Medicare. Plan 2 retirees paid the premiums for Medicare Part D drug coverage under the Part D Change.

In February 2011, the Court ruled on the Shy Motion (the “February 2011 Order”). The February 2011 Order sustained the Plaintiffs’ argument that the Company did not have authority to unilaterally substitute Medicare Part D for the prescription drug benefit that Plaintiffs had been receiving under the 1993 Settlement Agreement. However, the February 2011 Order denied as moot Plaintiffs’ request for injunctive relief to prevent the Company from implementing the Part D Change, because the change already had gone into effect. In February 2011, the Company filed a notice of appeal with the United States Court of Appeals for the Sixth Circuit (the “Appellate Court”) concerning the February 2011 Order.

On September 30, 2011, the Court issued an order directing the Company to reinstate the prescription drug benefit that was in effect before the Company unilaterally substituted Medicare Part D for the prior prescription drug benefit (the “September 2011 Order”). The September 2011 Order also requires the Company to reimburse Plan 2 Retirees for any Medicare Part D premiums they have paid since the Part D Change and the extra cost, if any, for the retirees’ prescriptions under the Part D Change. On October 14, 2011, the Company filed a notice of appeal with the Appellate Court concerning the September 2011 Order. The Appellate Court consolidated the Company’s appeal of the February 2011 Order and the September 2011 Order. On December 14, 2012, the Appellate Court denied the Company’s appeal, affirming the February 2011 and September 2011 Orders.

FATMA Notice

International Indústria de Motores da América do Sul Ltda. (“IIAA”), formerly known as Maxion International Motores S/A (“Maxion”), now a wholly owned subsidiary of the Company, received a notice in July 2010 from the State of Santa Catarina Environmental Protection Agency (“FATMA”) in Brazil. The notice alleged that Maxion had sent wastes to a facility owned and operated by a company known as Natureza and that soil and groundwater contamination had occurred at the Natureza facility. The notice asserted liability against Maxion and assessed an initial penalty in the amount of R$2 million (the equivalent of approximately US$1 million at October 31, 2012), which is not due and final until all administrative appeals are exhausted. Maxion was one of numerous companies that received similar notices. IIAA filed an administrative defense in August 2010 and has not yet received a decision following that appearance. IIAA disputes the allegations in the notice and intends to vigorously defend itself.

6.0 Liter Diesel Engine Litigation

On May 20, 2011, 9046-9478 Quebec Inc. (“Quebec Inc.”) filed a motion to authorize the bringing of a class action against the Company, as well as Ford and Ford Motor Company of Canada, Limited (collectively, “Ford Defendants”) in Superior Court (the “Superior Court”) in Quebec, Canada (the “Quebec Action”). The Quebec Action seeks authorization to bring a claim on behalf of a class of Canadian owners and lessees of model year 2003-07 Ford vehicles powered by the 6.0L Power Stroke® engine that the Company previously supplied to Ford. Quebec Inc. alleged that the engines in question have design and manufacturing defects, and that the Company and Ford Defendants are solidarily liable for those defects. For relief, the Quebec Action seeks monetary damages sufficient to remedy the alleged defects, compensate the alleged damages incurred by the proposed class, and compensate plaintiffs’ counsel. The Quebec Action also asks the Superior Court to order the Company and the Ford Defendants to recall, repair, or replace the Ford vehicles at issue free of charge. In December 2011, the Company and Quebec Inc. reached an agreement in principle whereby the Company voluntarily would produce certain documents to Quebec Inc. pursuant to a protective order and Quebec Inc. voluntarily would dismiss the Company from the Quebec Action without prejudice. In June 2012, the Company was dismissed without prejudice from the matter.

Kruse vs. Ford

We have been made aware of the Kruse Technology Partnership (“Kruse”) vs. Ford lawsuit (the “Kruse Case”) filed against Ford regarding a potential patent infringement of three patents in the U.S. District Court for the Central District of California. An amended complaint against Ford was filed by Kruse in August 2010. The amended complaint alleges that Ford has infringed the patents by sale or use of engines, such as the Power Stroke diesel engines. Navistar formerly supplied Power Stroke diesel engines to Ford, although today Ford manufactures its own Power Stroke engines. In the Ford/Navistar Settlement Agreement of January 9, 2009, Navistar agreed to indemnify Ford for claims of infringement based upon Ford’s manufacture, sale, or use of the 6.0 and 6.4 liter Power Stroke engines sold by Navistar to Ford. Ford has not requested Navistar to defend Ford at this time. The judge assigned to the Kruse Case has stayed the case pending resolution of a similar suit against Daimler Chrysler, Detroit Diesel, Freightliner, Western Star, Volkswagen, Cummins, and Chrysler Group. In November 2011, Kruse disclaimed all the claims in one of the patents (U.S. Patent 6,405,704), which effectively terminates the patent rights for this patent. The U.S. Patent Office ended the first re-examinations on the two remaining patents (U.S. Patent 6,058,904 and U.S. Patent 5,265,562), and ruled that these will be in force with all claims intact. The U.S. Patent Office agreed to commence a new re-examination of U.S. Patent 6,058,904 in April 2012 and U.S. Patent 5,265,562 in May 2012 as a result of third-party requests based upon substantial new questions of patentability. In July 2012, the U.S. Patent Office issued a Notice of Intent to allow all the claims in the two remaining Kruse patents, hence ending the second round of re-examination. Both patents expired on July 27, 2012, however Kruse could still sue for any infringement prior to that date.

Based on our assessment of the facts underlying the claims in the above action, we are unable to provide meaningful quantification of how the final resolution of these claims may impact our future consolidated financial condition, results of operations, or cash flows.

Lis Franco de Toledo, et. al. vs. Syntex do Brasil and IIAA

In 1973, Syntex do Brasil Industria e Comercio Ltda. (“Syntex”), a predecessor of IIAA, our Brazilian engine manufacturing subsidiary formerly known as MWM International Industria de Motores da America do Sul Ltda (“MWM”), filed a lawsuit in Brazilian court against Dr. Lis Franco de Toledo and others (collectively, “Lis Franco”). Syntex claimed Lis Franco had improperly terminated a contract which provided for the transfer from Lis Franco to Syntex of a patent for the production of a certain vaccine. Lis Franco filed a counterclaim alleging that he was entitled to royalties under the contract. In 1975, the Brazilian court ruled in favor of Lis Franco, a decision which was affirmed on appeal in 1976. In 1984, while the case was still pending, Syntex’ owner, Syntex Comercio e Participacoes Ltds (“Syntex Parent”) sold the stock of Syntex to MWM, and in connection with that sale Syntex Parent agreed to indemnify and hold harmless MWM for any and all liabilities of Syntex, including its prior pharmaceutical operations (which had been previously spun-off to another subsidiary wholly-owned by the Syntex Parent) and any payments that might be payable under the Lis Franco lawsuit. In the mid to late 1990s, Syntex Parent was merged with an entity known as Wyeth Industria Farmaceutica LTDA (“Wyeth”).

In 1999, Lis Franco amended its pleadings to add MWM to the lawsuit as a defendant. In 2000, Wyeth acknowledged to the Brazilian court its sole responsibility for amounts due in the Lis Franco lawsuit and MWM asked the court to be dismissed from that action. The judge denied that request. MWM appealed and lost.

In his pleadings, Lis Franco alleged that the royalties payable to him were approximately R$42 million. MWM believed the appropriate amount payable was approximately R$16 million. In December 2009, the court appointed expert responsible for the preparation of the royalty calculation filed a report with the court indicating royalty damages of approximately R$70 million. MWM challenged the expert’s calculation. In August 2010, the court asked the parties to consider the appointment of a new expert. MWM agreed with this request but Lis Franco objected and, in September 2010, the court accepted and ratified the expert’s calculation as of May 2010 in the amount of R$74 million (the equivalent of approximately US$36 million at October 31, 2012) and entered judgment against MWM.

In September 2010, MWM filed a motion for clarification of the decision which would suspend its enforcement. The Brazilian court denied this motion and MWM appealed the matter to the Rio de Janeiro State Court of Appeals (the “Court of Appeals”). In January 2011, the Court of Appeals granted the appeal and issued an injunction suspending the lower Court’s decision and judgment in favor of Lis Franco. In January 2011, MWM merged into IIAA and is now known as IIAA. An expert appointed by the Court of Appeals submitted his calculation report on October 24, 2011, and determined the amount to be R$10.85 million (the equivalent of approximately US$5 million at October 31, 2012). The parties submitted their comments to such report in December 2011. The Court of Appeals is now reviewing the expert’s calculation criteria report and the parties’ comments to that report.

In parallel, in May 2010, MWM filed a lawsuit in Sao Paulo, Brazil, against Wyeth seeking recognition that Wyeth is liable for any and all liabilities, costs, expenses, and payments related to the Lis Franco lawsuit. In September 2012, the Sao Paulo court ruled in favor of MWM and ordered Wyeth to pay, directly to the Estate of Lis de Franco and others and jointly with MWM, the amounts of the condemnation, to be determined at the end of the liquidation proceeding. The Sao Paulo court also ordered Wyeth to reimburse MWM for all expenses, including court costs and attorney fees associated with the case. The parties were notified of the decision in October 2012, and MWM filed a motion for clarification of certain issues in October 2012.

Deloitte & Touche LLP

In April 2011, the Company filed a complaint against Deloitte and Touche LLP (“Deloitte”) in the Circuit Court of Cook County, Illinois County Department, Law Division (“Illinois Circuit Court”) for fraud, fraudulent concealment, negligent misrepresentation, violation of the Illinois Consumer Fraud and Deceptive Business Practices Act, professional malpractice, negligence, breach of contract, and breach of fiduciary duty. The matters giving rise to the allegations contained in the complaint arise from Deloitte’s service as the Company’s independent auditor prior to April 2006 and the Company is seeking monetary damages against Deloitte. In May 2011, Deloitte filed a Notice of Removal to remove the case to the United States District Court for the Northern District of Illinois. In June 2011, the Company filed in the federal court a motion to remand the case to Illinois Circuit Court. In July 2011, Deloitte filed a motion to dismiss the Company’s complaint and in August 2011, the Company responded to Deloitte’s motion to dismiss. In October 2011, the court remanded the case back to the Illinois Circuit Court and denied the motion to dismiss as moot. The Company amended its complaint in January 2012 in Illinois Circuit Court. In February 2012, Deloitte moved to dismiss the Company’s amended complaint. In July 2012, the Illinois Circuit Court granted in part and denied in part Deloitte’s motion to dismiss. Specifically, the Illinois Circuit Court dismissed without prejudice with leave to re-plead the Company’s counts for fraud, fraudulent concealment and breach of fiduciary duty and otherwise denied Deloitte’s motion with respect to the remaining causes of action. In December 2012, the parties reached a settlement.

Westbrook vs. Navistar. et. al.

In April 2011, a False Claims Act qui tam complaint against Navistar, Inc., Navistar Defense, LLC, a wholly owned subsidiary of the Company (“Navistar Defense”), and unrelated third parties was unsealed by the United States District Court for the Northern District of Texas. The complaint was initially filed under seal in August 2010 by a qui tam relator on behalf of the federal government. The complaint alleged violations of the False Claims Act based on allegations that parts of vehicles delivered by Navistar Defense were not painted according to the contract specification, and improper activities in dealing with one of the vendors who painted certain of the vehicle parts. The complaint seeks monetary damages and civil penalties on behalf of the federal government, as well as costs and expenses. The U.S. government notified the Court that it has declined to intervene at this time. Navistar, Inc. was served with the complaint in July 2011, and a scheduling order and a revised scheduling order have been entered by the Court. In December 2011, the Court granted a motion by Navistar, Inc. and Navistar Defense, along with the other named defendants to judicially estop the relator and his affiliated company from participating in any recovery from the action, and to substitute his bankruptcy trustee as the only person with standing to pursue the relator’s claims. In March 2012, the Court granted motions by Navistar, Inc., Navistar Defense, and the other named defendants to dismiss the complaint. The dismissal was without prejudice and the relator filed an amended complaint in April 2012. In May 2012, Navistar, Inc., Navistar Defense, and the other named defendants filed motions to dismiss the amended complaint. In addition, the parties jointly filed a motion to stay discovery pending resolution of the motions to dismiss. In July 2012, the court granted all of the defendants’ motions to dismiss with prejudice, dismissing all of the claims except the claim against Navistar Defense for retaliation and the claim against Navistar, Inc. for retaliation, which was dismissed without prejudice. Plaintiff was granted leave to file an amended complaint including only the retaliation claims against Navistar Defense and Navistar, Inc. The relator did not file a retaliation claim against Navistar, Inc. and voluntarily dismissed without prejudice the retaliation claim against Navistar Defense. The relator also filed a motion for reconsideration of the dismissal of the False Claims Act claims against Navistar Defense which the court denied. The court issued final judgment dismissing the matter on July 30, 2012. The relator filed a notice of appeal to the Fifth Circuit in August 2012 as to the Final Judgment and the Motion for Reconsideration as to Navistar Defense only. Westbrook filed a separate notice of appeal to the Fifth Circuit in August 2012 as to several district court orders, including the December 2011 order holding the Trustee, not Westbrook, to be the proper party in the case.

Based on our assessment of the facts underlying the claims in the above action, we are unable to provide meaningful quantification of how the final resolution of these claims may impact our future consolidated financial condition, results of operations, or cash flows.

EPA Notice of Violation

In February 2012, Navistar, Inc. received a Notice of Violation (“NOV”) from the EPA. The NOV pertains to approximately 7,600 diesel engines which, according to EPA, were produced by Navistar, Inc. in 2010 and, therefore, should have met EPA’s 2010 emissions standards. Navistar, Inc. previously provided information to EPA showing that the engines were in fact produced in 2009. The NOV contains EPA’s conclusion that Navistar, Inc.’s alleged production of the engines in 2010 violated the Federal Clean Air Act. The NOV states that EPA reserves the right to file an administrative complaint or to refer this matter to the U.S. Department of Justice with a recommendation that a civil complaint be filed in federal district court.

Based on our assessment of the facts underlying the NOV above, we are unable to provide meaningful quantification of how the final resolution of this matter may impact our future consolidated financial condition, results of operations or cash flows.

Other

U.S. Securities and Exchange Commission (“SEC”) Inquiry

On June 21, 2012, Navistar received an informal inquiry from the Chicago Office of the Enforcement Division of the SEC seeking a number of categories of documents for the periods dating back to November 1, 2010, relating to various accounting and disclosure issues. We are cooperating with the SEC’s inquiry. On July 16, 2012, pursuant to a formal order of private investigation, we received a subpoena from the SEC requesting the same categories of documents sought via the informal inquiry. To date, we have produced certain documents and intend to continue our full cooperation with the SEC in this matter. At this time, we are unable to predict the outcome of this matter or provide meaningful quantification of how the final resolution of this matter may impact our future consolidated financial condition, results of operations or cash flows.

Meeting U.S. Federal and State 2010 Emissions Standards Requirements

Truck and engine manufacturers continue to face significant governmental regulation of their products, especially in the areas of environment and safety. We have incurred, and will continue to incur, significant research, development, and tooling costs to design and produce our engine product lines to meet the EPA and California Air Resources Board (“CARB”) on-highway heavy duty diesel (“HDD”) emission standards that have reduced the allowable levels of nitrogen oxide (“NOx”) to the current limit of 0.20g NOx and include the required on-board diagnostics (“OBD”). The regulations requiring OBD began the initial phase-in during 2010 for truck engines and are a part of our product plans.

We attempted to meet these emissions standards using Advanced Exhaust Gas Recirculation (“EGR”) until July 2012, when we announced that we changed our engine emission strategy for our HDD engines from an EGR-only strategy to a strategy of combining our EGR technology with Selective Catalytic Reduction (“SCR”) after-treatment systems. Both of these HDD engine strategies have resulted in and will continue to result in potential uncertainties related to our ability to meet these emission standards, and/or a significant increase in the cost of our products, and have several associated risks that we have set forth below. Any of the following risks relating to our HDD engine strategies could materially and adversely affect our business, financial condition, results of operations, liquidity and capital resources, or cash flows. Although the following describes those scenarios which we can reasonably anticipate, we can offer no assurances that other outcomes will not occur or that the effects of the scenarios described will not be more severe than we currently anticipate.

In 2012, 2011 and 2010, certain of our HDD engine families met EPA and CARB certification requirements by using emission credits we earned by producing low-NOx engines earlier than was required by the EPA. In January 2012, the EPA promulgated the Interim Final Rule establishing NCPs for HDD engines, and we began using NCPs for trucks using certain of our HDD engines in 2012. In June 2012, the D.C. Circuit Court ruled that the EPA did not follow the required rulemaking processes and issued an order vacating the Interim Final Rule. The Company, as an intervenor in that action, asked for a rehearing, and in August 2012, the D.C. Circuit Court denied that request. The Court’s ruling became final on August 24, 2012. Following that decision, some of our competitors filed a lawsuit asking the D.C. Circuit Court to invalidate the emission certificates issued to us under the Interim Final Rule. The D.C. Circuit Court has not yet ruled on this matter, and we cannot assure you that the court will rule in our favor.

Also in January 2012, the EPA published a Notice of Proposed Rulemaking for a final NCP rule (the “Final Rule”), which proposed to make NCPs available in model years 2012 and later for emissions of NOx above the 0.20g limit for both medium and heavy HDD engines. The EPA approved the Final Rule for heavy HDD engines on September 5, 2012, and indicated that it was still reviewing comments and data, and thus would not finalize NCPs at that time as to medium HDD engines, for which the Company has emissions credits expected to last into calendar year 2014. After approval of the Final Rule, the maximum NCP per heavy HDD engine is $3,775 for the remainder of 2012, and is subject to an upward annual adjustment in 2013. The Final Rule has been challenged by some of our competitors in the D.C. Circuit Court. The court has not yet ruled on this matter, and we cannot assure you the court will rule in our favor.

Currently, CARB, and the corresponding agencies of nine other states that have adopted California’s emission standards, do not make available engine certification using NCPs. Therefore, we continue to sell engines and trucks in these ten states (the “10 CARB States”) using the NOx emission credits previously described. Under current conditions and at the current pace of HDD engine production, we expect our emission credits for heavy HDD engines may be consumed sometime in the first calendar quarter of 2013. Unless CARB (and the corresponding nine other states) begin allowing NCPs for engine sales, we will not be able to sell trucks with our heavy HDD engines in the 10 CARB States after our credits are consumed until CARB certifies these engines to the 0.20g NOx standard.

In the year ended October 31, 2012, the Engine segment recorded charges totaling $34 million for NCPs for certain engine sales that did not otherwise comply with emissions standards.

In October 2012, we announced a definitive agreement with Cummins under which Cummins Emission Solutions will supply its SCR after-treatment system for our 13L engines, as well as other light and medium HDD engines. As a part of our expanded relationship with Cummins, we are offering the Cummins 15L as a part of our North American on-highway truck line-up. We began phasing in the Cummins 15L engine in December 2012. We expect to phase in the high volume 13L SCR engines in April 2013. We anticipate phasing in our lower volume 13L SCR engines later in 2013 in stages. We anticipate product gaps in the 10 CARB States for certain of the lower volume 13L EGR engines prior to full introduction of our SCR engines, which we anticipate to be June 2013. The duration of the gaps will be dependent on a number of factors including but not limited to our ability to execute as planned, the availability of emissions credits and product mix.

Although we passed Performance Compliance Audit (“PCA”) testing on our 13L and 15L engines, our 11L engines failed to meet PCA testing requirements. We received a letter from the EPA notifying us of its intent to suspend or void the certificate of conformity for our 11L engines being sold using NCPs (“11L NCP Engines”), based on our failure to timely comply with conditions in the certificate that require PCA testing on these engines. We expect that the EPA will issue a final decision suspending the certification of our 11L NCP Engines and will require us to take corrective action, including recalibrating or reprogramming our 11L NCP Engines, to lower the NOx output. The EPA may also take similar action with regard to our 11L engines sold using emissions credits.

In addition, we expect to achieve OBD certification for model year 2013 light and medium HDD engines in March 2013 for the highest volume of these engines, and as late as June 2013 for lower volume light HDD engines. Beginning in the first calendar quarter of 2013, we anticipate gaps in production of light and medium HDD engines as we work to achieve OBD certification. Our 13L SCR engines must also achieve OBD certification, and these engines face similar risks if they do not achieve OBD certification by their projected April 2013 phase-in.